MAINSTAY VP FUNDS TRUST

MainStay VP Large Cap Growth Portfolio

Supplement dated March 12, 2013 (“Supplement”) to the Prospectus dated May 1, 2012, as supplemented (the “Prospectus”)

This Supplement updates certain information contained in the above-dated Prospectus for the MainStay VP Large Cap Growth Portfolio (the “Portfolio”), a series of MainStay VP Funds Trust. You may obtain copies of the Portfolio’s Prospectus and Statement of Additional Information free of charge, upon request, by calling toll-free 1-800-598-2019, or by writing to New York Life Insurance and Annuity Corporation, 51 Madison Avenue, New York, NY 10010. Please review this important information carefully.

Effective March 31, 2013, Patrick M. Burton will become a portfolio manager of the Portfolio. Effective July 1, 2013, R. Bart Wear will no longer serve as a portfolio manager to the Portfolio. Accordingly, effective on that date, all references to R. Bart Wear in the Prospectus hereby are removed. Clark J. Winslow and Justin H. Kelly will continue to serve as portfolio managers to the Portfolio.

Effective March 31, 2013, the “Portfolio Manager Biographies” subsection is hereby revised as follows:

Patrick M. Burton, CFA	Mr. Burton is a Managing Director of Winslow Capital Management LLC (“Winslow Capital”) and has managed the MainStay VP Large Cap Growth Portfolio since March 2013. Mr. Burton joined Winslow Capital in 2010 and has 29 years of experience in the securities industry. Prior to joining Winslow Capital, Mr. Burton was a Senior Equity Research Analyst at Thrivent Asset Management from 2009 to 2010. Prior to that, Mr. Burton was a Managing Director with Citigroup Investments from 1999 to 2009. Mr. Burton received his B.S. with distinction in Finance from the University of Minnesota. He is also a CFA charterholder.

Additionally, the biographies for Justin H. Kelly and Clark J. Winslow are revised to reflect that, effective March 31, 2013, Mr. Kelly serves as Chief Investment Officer of Winslow Capital.

Please Retain This Supplement For Your Future Reference.

MAINSTAY VP FUNDS TRUST

MainStay VP Large Cap Growth Portfolio

Supplement dated March 12, 2013 (“Supplement”)

to the Statement of Additional Information for MainStay VP Funds Trust

dated May 1, 2012, as supplemented

This Supplement updates certain information contained in the Statement of Additional Information (“SAI”) for MainStay VP Large Cap Growth Portfolio (“Portfolio”). You may obtain copies of the Portfolio’s Prospectus and SAI free of charge, upon request, by calling toll-free 1-800-598-2019, or by writing to New York Life Insurance and Annuity Corporation, 51 Madison Avenue, New York, NY 10010. Please review this important information carefully.

Effective March 31, 2013, Patrick M. Burton will become a portfolio manager for the MainStay VP Large Cap Growth Portfolio. Accordingly, the SAI is revised as follows:

1.	In the section entitled “Portfolio Managers” beginning on page 67, the table is hereby amended to include the following information for Patrick M. Burton as a portfolio manager for MainStay VP Large Cap Growth Portfolio. The number of accounts and asset information presented in columns 3 through 8 is as of December 31, 2012.

		NUMBER OF OTHER ACCOUNTS MANAGED AND ASSETS BY ACCOUNT TYPE			NUMBER OF ACCOUNTS AND ASSETS FOR WHICH THE ADVISORY FEE IS BASED ON PERFORMANCE
PORTFOLIO MANAGER	PORTFOLIOS MANAGED BY PORTFOLIO MANAGER	REGISTERED INVESTMENT COMPANY	OTHER POOLED INVESTMENT VEHICLES	OTHER ACCOUNTS	REGISTERED INVESTMENT COMPANY	OTHER POOLED INVESTMENT VEHICLES	OTHER ACCOUNTS
Patrick M. Burton	MainStay VP Large Cap Growth Portfolio	9 RICs $22,351,000,000	7 Accounts $1,918,000,000	1,978 Accounts $9,081,000,000	0	0	5 Accounts $704,000,000

2.	In the section entitled “Portfolio Manager Compensation Structure” beginning on page 70, the table listing portfolio manager ownership of fund securities is hereby amended to include the following information for Patrick M. Burton, as of December 31, 2012.

PORTFOLIO MANAGER	PORTFOLIO	$ RANGE OF OWNERSHIP
Patrick M. Burton	None	$0

3.	Effective July 1, 2013, all references to R. Bart Wear will be removed from the SAI.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.